Pension Plans and Postretirement Benefits - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2018 EUR (€)	Nov. 30, 2018 USD ($)	Nov. 30, 2019 USD ($) portfolio	Dec. 31, 2017 USD ($)	Dec. 28, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Less: reclassification adjustment for pension (gains) losses included in net income, net of income tax provision (benefit) of $0, $(697) and $(2,042)		$ 7,349	$ 1,407	$ 517
Defined contribution plan cost		8,000	8,800	$ 7,600
U.S.
Defined Benefit Plan Disclosure [Line Items]
Charge to accumulated other comprehensive income (loss)		49,700	57,400
Accrued pension cost		52,300	52,800
Estimated net loss that will be amortized from AOCI next year			3,200
Estimated employer contributions in next fiscal year			$ 8,200
GERMANY | Jefferies Bache Limited
Defined Benefit Plan Disclosure [Line Items]
Payment to transfer defined benefit pension obligations and insurance contracts | €	€ 6.5
Less: reclassification adjustment for pension (gains) losses included in net income, net of income tax provision (benefit) of $0, $(697) and $(2,042)		$ 5,300
GERMANY | Jefferies Group
Defined Benefit Plan Disclosure [Line Items]
Consideration for release indemnity relating to pension obligation					$ 3,250
WilTel Plan
Defined Benefit Plan Disclosure [Line Items]
Number of portfolios | portfolio			2
WilTel Plan | U.S.
Defined Benefit Plan Disclosure [Line Items]
Current expected inflation rate			2.25%
Equity risk premium over cash			4.00%
Expected long-term rate of return assumption		7.00%	7.00%
WilTel Plan | U.S. | Minimum
Defined Benefit Plan Disclosure [Line Items]
Long duration risk free real rate of return			1.00%
Return premium for corporate credit risk			1.00%
WilTel Plan | U.S. | Maximum
Defined Benefit Plan Disclosure [Line Items]
Long duration risk free real rate of return			1.50%
Return premium for corporate credit risk			1.50%
Jefferies Group Plan
Defined Benefit Plan Disclosure [Line Items]
Number of portfolios | portfolio			2
Jefferies Group Plan | U.S.
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return assumption		6.25%	6.25%